PAYDEN FUNDS

Payden Absolute Return Bond Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 33 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden Emerging Markets Local Bond Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 66 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden Emerging Markets Corporate Bond Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 71 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden Floating Rate Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 46 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden GNMA Fund – Investor Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 21 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden High Income Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 41 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden Strategic Income Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 29 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000

PAYDEN FUNDS

Payden U.S. Government Fund – Investor Class

Supplement dated October 13, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective October 16, 2017, the information on page 17 of the Prospectus dated February 28, 2017, under the section entitled PURCHASE AND SALE OF FUND SHARES, with respect to the minimum initial investment amounts for each type of account shown below is deleted and the following is substituted in its place:

ACCOUNT TYPE	INITIAL INVESTMENT

Regular	$5,000

Tax-Sheltered	$2,000

Electronic Investment

Set schedule	$2,000

No set schedule	$5,000